Derivative Instruments - Summary of Losses Associated with Derivative Instruments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ (10,082)	$ (6,360)
Copper put option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on copper put options	1,807	1,956
Unrealized loss on copper put options	1,970	1,044
Change in fair value of copper call option liability	6,305	3,360
Losses associated with derivatives	$ 10,082	$ 6,360